Supplement Dated February 1, 2017
To The Prospectus Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

For the JNL/FAMCO Flex Core Covered Call Fund, please remove all reference to Charles D. Walbrandt.

For the JNL/American Funds® Growth Fund, please remove all references to Gregory D. Johnson.

This supplement is dated February 1, 2017.

Supplement Dated February 1, 2017
To The Statement of Additional Information
 Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

For the JNL/FAMCO Flex Core Covered Call Fund, please remove all reference to Charles D. Walbrandt.

For the JNL/American Funds® Growth Fund, please remove all references to Gregory D. Johnson.

This supplement is dated February 1, 2017.